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                            THE DIRECTOR SERIES IV-V
                              SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                         SUPPLEMENT DATED MARCH 20, 2001
                       TO THE PROSPECTUS JANUARY 26, 2001


Effective July 1, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent premium payments and transfers of Contract Value.
























  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


33-56790
HV-3028